UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (52.2%)
Australia (9.7%)
Air Freight & Logistics
Toll Holdings Ltd.	368,980	$1,780

Banks
National Australia Bank Ltd.	130,946	4,316
Westpac Banking Corp.	113,436	3,638
		7,954
Chemicals
Incitec Pivot Ltd.	765,035	2,102

Commercial Services & Supplies
Brambles Ltd.	296,590	2,549

Health Care Equipment & Supplies
ResMed, Inc.	330,547	1,465

Information Technology Services
Computershare Ltd.	174,760	1,962

Insurance
AMP Ltd.	609,455	2,819
QBE Insurance Group Ltd.	137,671	1,638
		4,457
Oil, Gas & Consumable Fuels
Santos Ltd.	153,527	1,923

Professional Services
Seek Ltd.	149,192	2,433

Real Estate Investment Trusts (REITs)
Mirvac Group REIT	1,434,185	2,262

Real Estate Management & Development
Lend Lease Group REIT	179,238	1,971
		30,858
China (8.6%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	246,600	410

Banks
Bank of China Ltd. H Shares (a)	10,213,000	4,533
China Construction Bank Corp. H Shares (a)	2,322,560	1,627
		6,160
Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)	116,000	851

Diversified Consumer Services
TAL Education Group ADR (b)	11,888	268

Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)	644,000	1,520

Food Products
China Mengniu Dairy Co., Ltd. (a)	279,000	1,402
Uni-President China Holdings Ltd. (a)	730,000	614
		2,016
Industrial Conglomerates
Beijing Enterprises Holdings Ltd. (a)	76,500	685

Insurance
China Life Insurance Co., Ltd. H Shares (a)	312,000	884
China Pacific Insurance Group Co., Ltd. H Shares (a)	255,200	912
Ping An Insurance Group Co. H Shares (a)	62,500	519
		2,315
Internet Software & Services
NetEase, Inc. ADR	7,525	506
Qihoo 360 Technology Co., Ltd. ADR (b)	17,503	1,743
Tencent Holdings Ltd. (a)	86,700	6,037
		8,286
Pharmaceuticals
Sihuan Pharmaceutical Holdings Group Ltd. (a)	984,000	1,195
Sino Biopharmaceutical Ltd. (a)	1,044,000	893
		2,088
Real Estate Management & Development
China Overseas Grand Oceans Group Ltd. (a)	153,000	101
China Overseas Land & Investment Ltd. (a)	222,000	576
		677
Wireless Telecommunication Services
China Mobile Ltd. (a)	248,000	2,253
		27,529
Hong Kong (3.7%)
Banks
BOC Hong Kong Holdings Ltd.	445,000	1,271

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	38,000	577

Industrial Conglomerates
Hutchison Whampoa Ltd.	251,000	3,332

Insurance
AIA Group Ltd.	502,400	2,387

Real Estate Management & Development
Cheung Kong Holdings Ltd.	113,000	1,877
Wharf Holdings Ltd.	223,805	1,433
		3,310

Specialty Retail
L’Occitane International SA	73,000	180

Textiles, Apparel & Luxury Goods
Samsonite International SA	224,700	695
		11,752
India (3.5%)
Banks
HDFC Bank Ltd.	200,345	2,688

Information Technology Services
Infosys Ltd.	38,912	2,141

Oil, Gas & Consumable Fuels
Oil & Natural Gas Corp. Ltd.	460,431	2,455

Tobacco
ITC Ltd.	652,284	3,853
		11,137
Indonesia (0.8%)
Construction Materials
Semen Indonesia Persero Tbk PT	211,000	296

Food Products
Nippon Indosari Corpindo Tbk PT (b)	2,102,500	205

Multi-line Retail
Matahari Department Store Tbk PT (b)	403,500	495

Pharmaceuticals
Kalbe Farma Tbk PT	3,334,000	432
Tempo Scan Pacific Tbk PT	1,201,000	337
		769
Specialty Retail
Ace Hardware Indonesia Tbk PT	3,785,000	252
Electronic City Indonesia Tbk PT (b)	2,084,000	421
		673
Wireless Telecommunication Services
Indosat Tbk PT	508,200	177
		2,615
Korea, Republic of (11.0%)
Air Freight & Logistics
Hyundai Glovis Co., Ltd.	3,756	854

Airlines
Korean Air Lines Co., Ltd. (b)	14,660	532

Automobiles
Hyundai Motor Co.	14,465	3,419

Banks
Hana Financial Group, Inc.	48,280	1,762

Shinhan Financial Group Co., Ltd.	26,056	1,147
		2,909
Commercial Services & Supplies
KEPCO Plant Service & Engineering Co., Ltd.	5,953	380

Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	39,338	2,075

Food & Staples Retailing
GS Retail Co., Ltd.	12,730	323

Food Products
Orion Corp.	456	351

Hotels, Restaurants & Leisure
Hotel Shilla Co., Ltd.	10,595	859
Paradise Co., Ltd.	31,970	979
		1,838
Household Durables
Coway Co., Ltd.	31,042	2,178

Internet Software & Services
NAVER Corp.	1,794	1,306

Machinery
Hyundai Heavy Industries Co., Ltd.	4,927	982
Hyundai Rotem Co., Ltd.	730	20
		1,002
Media
Cheil Worldwide, Inc. (b)	11,210	252
KT Skylife Co., Ltd.	9,120	205
		457
Multi-line Retail
Shinsegae Co., Ltd.	182	39

Personal Products
Cosmax, Inc.	7,798	440

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	6,721	8,499
Samsung Electronics Co., Ltd. (Preference)	2,289	2,272
Seoul Semiconductor Co., Ltd.	22,761	972
SK Hynix, Inc. (b)	37,260	1,264
		13,007
Software
NCSoft Corp.	3,903	801
Nexon Co., Ltd.	119,300	1,004
		1,805
Wireless Telecommunication Services
SK Telecom Co., Ltd.	9,266	1,880

SK Telecom Co., Ltd. ADR	10,200	230
		2,110
		35,025
Laos (0.7%)
Specialty Retail
Kolao Holdings	94,692	2,209

Macau (0.2%)
Hotels, Restaurants & Leisure
Melco Crown Entertainment Ltd. ADR (b)	16,100	622

Malaysia (1.2%)
Banks
CIMB Group Holdings Bhd	1,105,668	2,421

Real Estate Management & Development
UEM Sunrise Bhd	2,168,700	1,460
		3,881
Philippines (3.5%)
Banks
BDO Unibank, Inc.	1,943,590	3,689

Beverages
LT Group, Inc.	2,469,300	960

Diversified Financial Services
Ayala Corp.	241,446	3,117
Metro Pacific Investments Corp.	3,242,000	343
STI Education Systems Holdings	23,723,000	365
		3,825
Industrial Conglomerates
DMCI Holdings, Inc.	808,370	1,264

Transportation Infrastructure
International Container Terminal Services, Inc.	678,670	1,636
		11,374
Singapore (1.3%)
Airlines
Singapore Airlines Ltd.	61,000	509

Banks
DBS Group Holdings Ltd.	148,000	1,905

Diversified Telecommunication Services
Singapore Telecommunications Ltd.	647,000	1,881
		4,295
Taiwan (5.9%)
Commercial Services & Supplies
Cleanaway Co., Ltd.	77,000	470

Diversified Financial Services
Chailease Holding Co., Ltd.	636,350	1,533
Fubon Financial Holding Co., Ltd.	852,000	1,159
		2,692
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	237,000	1,469

Food Products
Uni-President Enterprises Corp.	1,617,262	2,816

Health Care Equipment & Supplies
Ginko International Co., Ltd.	26,000	450
St. Shine Optical Co., Ltd.	18,000	403
		853
Hotels, Restaurants & Leisure
Wowprime Corp.	19,300	281

Insurance
China Life Insurance Co., Ltd.	324,295	298

Semiconductors & Semiconductor Equipment
Hermes Microvision, Inc. GDR (b)	25,584	1,029
MediaTek, Inc.	183,000	2,710
Siliconware Precision Industries Co.	345,000	457
Taiwan Semiconductor Manufacturing Co., Ltd.	1,075,592	4,203
		8,399
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	128,400	1,484
		18,762
Thailand (2.1%)
Banks
Bangkok Bank PCL NVDR	333,100	1,836

Food Products
Thai Union Frozen Products PCL (Foreign)	452,900	961

Media
VGI Global Media PCL (Foreign)	1,748,940	614

Real Estate Management & Development
Land and Houses PCL NVDR	3,424,100	1,016
Supalai PCL (Foreign)	778,400	427
		1,443
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	148,600	1,038
Total Access Communication PCL (Foreign)	169,400	614
Total Access Communication PCL NVDR	71,000	255
		1,907
		6,761
Total Common Stocks (Cost $135,861)		166,820

Preferred Stocks (0.1%)
India (0.1%)
Media (0.1%)
Zee Entertainment Enterprises Ltd. (Cost $161)	14,654,850	172

Investment Company (0.1%)
Thailand (0.1%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (c) (Cost $520)	1,396,700	412

Short-Term Investment (6.1%)
Investment Company (6.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $19,528)	19,528,257	19,528

Total Investments (58.5%) (Cost $156,070) (e)(f)+		186,932
Other Assets in Excess of Liabilities (41.5%)		132,375
Net Assets (100.0%)		$319,307

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and a futures contract.
(f)

The approximate fair value and percentage of net assets, $162,397,000 and 50.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $156,070,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $30,862,000 of which approximately $36,201,000 related to appreciated securities and approximately $5,339,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	41,437	$402	4/3/14	USD	405	$405	$3
State Street Bank and Trust Co.	JPY	51,179	496	4/3/14	USD	504	504	8
			$898				$909	$11

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Long:
TOPIX Index (Japan)	1,150	$134,036	Jun-14	$(496)

JPY — Japanese Yen

USD — United States Dollar

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2014 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,634	$—	$2,634
Airlines	—	1,041	—	1,041
Automobiles	—	3,829	—	3,829
Banks	—	30,833	—	30,833
Beverages	—	1,811	—	1,811
Chemicals	—	2,102	—	2,102
Commercial Services & Supplies	—	3,399	—	3,399
Construction & Engineering	—	2,075	—	2,075
Construction Materials	—	296	—	296
Diversified Consumer Services	268	—	—	268
Diversified Financial Services	—	7,094	—	7,094
Diversified Telecommunication Services	—	1,881	—	1,881
Electronic Equipment, Instruments & Components	—	1,469	—	1,469
Energy Equipment & Services	—	1,520	—	1,520
Food & Staples Retailing	—	323	—	323
Food Products	—	6,349	—	6,349
Health Care Equipment & Supplies	—	2,318	—	2,318
Hotels, Restaurants & Leisure	622	2,119	—	2,741
Household Durables	—	2,178	—	2,178
Industrial Conglomerates	—	5,281	—	5,281
Information Technology Services	—	4,103	—	4,103
Insurance	—	9,457	—	9,457
Internet Software & Services	2,249	7,343	—	9,592
Machinery	—	1,002	—	1,002
Media	—	1,071	—	1,071
Multi-line Retail	—	534	—	534
Oil, Gas & Consumable Fuels	—	4,378	—	4,378
Personal Products	440	—	—	440
Pharmaceuticals	—	2,857	—	2,857
Professional Services	—	2,433	—	2,433
Real Estate Investment Trusts (REITs)	—	2,262	—	2,262
Real Estate Management & Development	—	8,861	—	8,861
Semiconductors & Semiconductor Equipment	—	21,406	—	21,406
Software	—	1,805	—	1,805
Specialty Retail	—	3,062	—	3,062
Textiles, Apparel & Luxury Goods	—	2,179	—	2,179
Tobacco	—	3,853	—	3,853
Transportation Infrastructure	—	1,636	—	1,636
Wireless Telecommunication Services	844	5,603	—	6,447
Total Common Stocks	4,423	162,397	—	166,820
Preferred Stocks	172	—	—	172
Investment Company	—	412	—	412
Short-Term Investment
Investment Company	19,528	—	—	19,528
Foreign Currency Forward Exchange Contracts	—	11	—	11
Total Assets	24,123	162,820	—	186,943
Liabilities:
Futures Contracts	(496)	—	—	(496)
Total	$23,627	$162,820	$—	$186,447

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, securities with a total value of approximately $144,369,000 transferred from Level 1 to Level 2. At March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of March 31, 2014, a security with a total value of approximately $614,000 transferred from Level 2 to Level 1. A security that was valued using other significant observable inputs at December 31, 2013 was valued using unadjusted quoted prices at March 31, 2014.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2014